Financial instruments and risk management (Details 1) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Cash	$ 4,249,602	$ 977,413	$ 3,017,317	$ (6,028,232)
Restricted cash	47,465	0
Accounts and other receivables	14,115,331	8,331,120
Government remittances	1,146,493	0
Investment at FVTPL	3,188,749	0
Total assets	76,144,096	20,093,810
Accounts payable	17,729,367	4,848,854
Accrued liabilities	6,325,496	3,180,208
Consideration payable	30,000	260,000
Players liability account	47,465	0
Credit facility payable	0	802,328
Promissory notes payable	481,149	0
Convertible debt, current	5,093,287	0
Liabilities	37,312,735	12,938,145
Financial assets	76,144,096	20,093,810
Total liabilities	37,312,735	12,938,145
Amortized cost [member]
Statement [Line Items]
Cash	4,249,602	977,413
Restricted cash	47,465	0
Accounts and other receivables	14,115,331	8,331,120
Government remittances	1,146,493	0
Investment at FVTPL	0	0
Total assets	19,558,891	9,308,533
Accounts payable	17,729,367	4,848,854
Accrued liabilities	6,325,496	3,180,208
Consideration payable	30,000	260,000
Players liability account	47,465	0
Credit facility payable	0	802,328
Promissory notes payable	481,149	0
Convertible debt, current	0	0
Liabilities	24,613,477	9,091,390
Financial assets	19,558,891	9,308,533
Total liabilities	24,613,477	9,091,390
FVTPL mandatorily measured [member]
Statement [Line Items]
Cash	0	0
Restricted cash	0	0
Accounts and other receivables	0	0
Government remittances	0	0
Investment at FVTPL	3,188,749	0
Total assets	3,188,749	0
Accounts payable	0	0
Accrued liabilities	0	0
Consideration payable	0	0
Players liability account	0	0
Credit facility payable	0	0
Promissory notes payable	0	0
Convertible debt, current	0	0
Liabilities	0	0
Financial assets	3,188,749	0
Total liabilities	0	0
FVOCI mandatorily measured [member]
Statement [Line Items]
Cash	0	0
Restricted cash	0	0
Accounts and other receivables	0	0
Government remittances	0	0
Investment at FVTPL	0	0
Total assets	0	0
Financial assets	0	0
FVOCI designated [member]
Statement [Line Items]
Cash	0	0
Restricted cash	0	0
Accounts and other receivables	0	0
Government remittances	0	0
Investment at FVTPL	0	0
Total assets	0	0
Financial assets	0	0
FVTPL designated [member]
Statement [Line Items]
Accounts payable	0	0
Accrued liabilities	0	0
Consideration payable	0	0
Players liability account	0	0
Credit facility payable	0	0
Promissory notes payable	0	0
Convertible debt, current	6,660,091	0
Liabilities	6,660,091	0
Total liabilities	$ 6,660,091	$ 0